Other income (expenses), net (Details) - Schedule of other income (expenses) net - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income (Expenses) Net [Abstract]
Cancellation of balances		$ (157,834)
Land treatments in Pacific Steel, Inc.	$ (3,327)	(2,088)	$ (2,708)
Attorney’s fees
Bad debt estimate	(21,983)	(19,398)
Other expenses	(25,310)	(179,320)	(2,708)
Sale of scrap	2,450	9,993	232,157
Recovery of losses	327	9,623
Brazil tax benefits			256,698
Update of balances in favor in taxes	85,597	64,915
Agreements with clients			27,869
Other income	8,781	17,383	32,733
Other income	97,155	101,914	549,457
Other income and other (expenses), net	$ 71,845	$ (77,406)	$ 546,749